Core Equity Fund
CORE EQUITY FUND
Investment Objective:
Long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Core Equity Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Core Equity Fund	Retail Shares	Institutional Shares
Management fees	0.80%	0.80%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.35%	0.35%
Total annual fund operating expenses	1.40%	1.15%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Core Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Shares	143	443	766	1,680
Institutional Shares	117	365	633	1,398

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Core Equity Fund strives to reach its investment objective under normal market and economic conditions by investing, under normal circumstances, at least 80% of net assets in the equity securities of a diversified group of companies whose stocks or depositary receipts are listed for trading on the New York Stock Exchange or the NASDAQ Global Select Market or the NASDAQ Global Market and which have a market capitalization of more than $1 billion. These companies may be headquartered in the U.S. or in foreign countries. Generally, the Fund will be invested in between 45 and 65 companies at any given time.

The portfolio managers select the individual stocks that comprise the portfolio for the Core Equity Fund. The Fund's benchmark is the Standard & Poor's 500 Stock Index. The Fund will normally have about a 10% exposure to any particular market sector and individual stock positions are normally limited to 5% of total assets at purchase and 7% of total assets at any other time.

The Subadvisor follows a "bottom-up" investment analysis process where it first screens attractive stock candidates using a quantitative multi-factor model analyzing a universe of domestic companies with a market capitalization over $1 billion. These factors include an emphasis on low valuation, market reaction, capital deployment and earnings quality on both an absolute and relative basis. Stocks that meet these quantitative model requirements are then analyzed on a rigorous fundamental basis. This qualitative analysis involves a review of a company's profitability, cash flow, capital spending and balance sheet trends as well as their products, competitive position, business practices and management. At this time price targets are established for both an initial purchase and ultimate sale of each security. These targets are periodically adjusted based on changes within the company and overall market. The last piece of the selection process is portfolio construction. The portfolio managers determine the weight of each security in the portfolio the relative sector weight compared to the benchmark.

As a security nears its price target, the Subadvisor generally scales out of a holding by reducing the size of the position on a gradual basis. The most common reason for a sale is that our process has identified a superior risk/reward opportunity for the portfolio. If a security has deteriorating fundamentals, or has rapidly reached our price target the entire position is usually sold immediately. The portfolio managers do not employ strategies that limit losses or cap potential gains but any significant price movement will prompt a review of the security and the rationale for owning it.

Principal Risks of Investing in the Fund

Growth Stocks - Growth stocks can be volatile for several reasons. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. In general, stocks with growth characteristics can have relatively wide price swings as a result of the high valuations they may carry.

Market Risk - Changing stock market conditions will affect the Fund's share price. The Core Equity Fund should not be relied on for short-term needs. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Investments in small and mid-size companies could be volatile and sensitive to steep share price declines in the event their earnings disappoint investors.

Small and Medium-sized Companies - Small and medium-sized companies involve greater risks and may lack depth of management, may be unable to generate funds necessary for growth or potential development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Small and medium-sized companies tend to trade less frequently and are more sensitive to market changes than the market in general. In addition, these companies may become subject to intense competition from larger or more established companies. Finally, smaller growth stocks can have steep price declines if their earnings disappoint investors. Since the Fund will be significantly invested in this market sector, investors will be exposed to its volatility.

Who Should Invest?

The Core Equity Fund may be suitable for you if:

  You want to add a growth fund to your existing portfolio
  You have a long-term time horizon (at least 5 years)
  You want to focus on larger-company stocks
  You do not need, or are not concerned with, dividend income
  You have a high tolerance for risk and can handle large price swings

Because of the several types of risk described in this prospectus, you could lose money!

Performance
The following information illustrates how the Core Equity Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual returns for one year and since inception for Retail Shares of the Fund compare with those of an appropriate broad-based securities market index. The S&P 500 Index is a capitalization-weighted index of 500 stocks representing all major industries that is designed to measure the performance of the broad domestic economy; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance. You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.
Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)
Advance Capital I, Inc. Core Equity Fund Annual Returns Before Taxes for Retail Shares

The Core Equity Fund's highest/lowest quarterly results for Retail Shares during this time were: Highest: +15.09% 3rd quarter 2008 Lowest: -24.28% 4th quarter 2008
Average Annual Total Returns (%) For the Periods Ended December 31, 2011
Average Annual Total Returns Core Equity Fund	1 Year	Since Inception	Inception Date
Retail Shares	(2.39%)	(0.63%)	Jan. 02, 2008
Institutional Shares	(2.07%)	(0.29%)	Jan. 02, 2008
After taxes on distributions Retail Shares	(2.59%)	(0.78%)	Jan. 02, 2008
After taxes on distributions and sale of fund shares Retail Shares	(1.56%)	(0.60%)	Jan. 02, 2008
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	2.09%	(1.28%)	Jan. 02, 2008

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.